UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.1%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48			$9,000,000	$9,403,594
4.00%, TBA, 2/1/48			3,000,000	3,104,063

				12,507,657
U.S. Government Agency Mortgage Obligations (20.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, TBA, 3/1/48			1,000,000	1,007,881
3.50%, TBA, 2/1/48			1,000,000	1,009,599

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 3/1/48			1,000,000	1,086,016
5.50%, TBA, 2/1/48			1,000,000	1,086,875
5.50%, 1/1/38			1,073,444	1,182,454
4.00%, TBA, 3/1/48			13,000,000	13,404,593
4.00%, TBA, 2/1/48			13,000,000	13,427,444
3.50%, TBA, 3/1/48			68,000,000	68,519,935
3.50%, TBA, 2/1/48			68,000,000	68,636,813
3.50%, with due dates from 6/1/42 to 6/1/56			2,358,336	2,391,463
3.00%, TBA, 2/1/48			16,000,000	15,682,499
3.00%, 2/1/43			1,253,005	1,235,189
2.50%, TBA, 3/1/48			28,000,000	26,379,063
2.50%, TBA, 2/1/48			28,000,000	26,414,063

				241,463,887

Total U.S. government and agency mortgage obligations (cost $255,984,660)				$253,971,544

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(i)			$254,000	$253,992

Total U.S. treasury obligations (cost $253,992)				$253,992

COMMON STOCKS (20.6%)(a)
			Shares	Value

Basic materials (2.0%)

Anhui Conch Cement Co., Ltd. (China)			735,500	$4,052,342

Kumba Iron Ore, Ltd. (South Africa)			78,333	2,374,671

Lotte Chemical Corp. (South Korea)			9,655	3,797,443

PTT Global Chemical PCL (Thailand)			1,496,100	4,597,689

Sappi, Ltd. (South Africa)			321,035	2,312,997

Siam Cement PCL (The) (Thailand)			250,750	3,938,985

Sinopec Shanghai Petrochemical Co., Ltd. (China)			4,342,000	2,658,713

				23,732,840
Capital goods (0.6%)

China Railway Group, Ltd. (China)			4,366,000	3,354,319

United Tractors Tbk PT (Indonesia)			1,194,400	3,470,304

				6,824,623
Communication services (2.1%)

China Mobile, Ltd. (China)			77,000	813,049

China Telecom Corp., Ltd. (China)			2,486,000	1,229,867

DISH Network Corp. Class A(NON)			279,373	13,102,594

LG Uplus Corp. (South Korea)			204,244	2,735,112

SK Telecom Co., Ltd. (South Korea)			15,345	3,815,234

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			12,760,400	3,802,816

				25,498,672
Consumer cyclicals (2.6%)

Barloworld, Ltd. (South Africa)			152,231	2,168,918

Caesars Entertainment Corp.(NON)			4,198	58,562

China Dongxiang Group Co., Ltd. (China)			2,738,000	556,515

Dongfeng Motor Group Co., Ltd. (China)			1,720,000	2,247,116

Ford Otomotiv Sanayi AS (Turkey)			131,253	2,096,358

Geely Automobile Holdings, Ltd. (China)			688,000	2,203,141

Haier Electronics Group Co., Ltd. (China)			190,000	650,930

Imperial Holdings, Ltd. (South Africa)			179,518	4,303,720

Itausa - Investimentos Itau SA (Preference) (Brazil)			63,700	264,917

KOC Holding AS (Turkey)			461,841	2,249,824

Mr Price Group, Ltd. (South Africa)			126,190	3,046,562

Naspers, Ltd. Class N (South Africa)			6,415	1,831,686

President Chain Store Corp. (Taiwan)			157,000	1,554,082

Qualicorp SA (Brazil)			379,300	3,641,804

Smiles Fidelidade SA (Brazil)			148,500	3,829,025

				30,703,160
Consumer staples (0.5%)

Gruma SAB de CV Class B (Mexico)			45,621	545,538

Hanwha Corp. (South Korea)			61,044	2,689,629

Indofood Sukses Makmur Tbk PT (Indonesia)			3,906,900	2,261,529

Uni-President Enterprises Corp. (Taiwan)			317,000	761,353

				6,258,049
Energy (1.0%)

China Shenhua Energy Co., Ltd. (China)			915,500	2,849,728

Halcon Resources Corp.(NON)			32,166	257,006

PTT PCL (Foreign depositary shares) (Thailand)			254,100	3,991,609

SandRidge Energy, Inc.(NON)(S)			35,031	626,705

SK Innovation Co., Ltd. (South Korea)			17,824	3,413,408

Thai Oil PCL (Thailand)			277,900	909,475

				12,047,931
Financials (5.3%)

Agricultural Bank of China, Ltd. (China)			8,629,000	5,294,779

Banco Santander (Brasil) S.A. (Units) (Brazil)			75,300	847,066

Bank Negara Indonesia Persero Tbk PT (Indonesia)			222,400	156,146

Bank of China, Ltd. (China)			4,912,000	2,957,504

Bank of Communications Co., Ltd. (China)			3,952,000	3,425,254

Chailease Holding Co., Ltd. (Taiwan)			845,000	2,844,161

China Cinda Asset Management Co., Ltd. (China)			6,307,000	2,668,683

China Construction Bank Corp. (China)			7,473,000	8,616,832

China Huarong Asset Management Co., Ltd. (China)			5,744,000	2,900,398

Chongqing Rural Commercial Bank Co., Ltd. (China)			2,371,000	2,148,938

Guangzhou R&F Properties Co., Ltd. (China)			929,200	2,613,232

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			11,521	500,069

Industrial & Commercial Bank of China, Ltd. (China)			7,539,000	7,131,675

Industrial Bank of Korea (South Korea)			245,364	3,825,735

KB Financial Group, Inc. (South Korea)			5,708	359,740

Old Mutual PLC (South Africa)			1,170,538	3,885,727

People's Insurance Co. Group of China, Ltd. (China)			4,990,000	2,851,374

Sberbank of Russia PJSC ADR (Russia)			22,184	447,008

Shinhan Financial Group Co., Ltd. (South Korea)			38,093	1,901,350

Turkiye Garanti Bankasi AS (Turkey)			783,846	2,564,411

Turkiye Halk Bankasi AS (Turkey)			157,317	424,638

Turkiye Is Bankasi AS Class C (Turkey)			742,027	1,590,086

Yuanta Financial Holding Co., Ltd. (Taiwan)			7,085,000	3,403,270

				63,358,076
Health care (0.4%)

Aspen Pharmacare Holdings, Ltd. (South Africa)			109,714	2,507,087

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)			178,000	519,939

Hengan International Group Co., Ltd. (China)			114,000	1,092,980

St Shine Optical Co., Ltd. (Taiwan)			35,000	1,118,011

				5,238,017
Technology (4.9%)

Acer, Inc. (Taiwan)			2,045,000	1,940,068

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			30,318	6,193,664

Avaya Holdings Corp.(NON)			53,979	1,127,082

Changyou.com, Ltd. ADR (China)(NON)(S)			54,819	1,686,781

Hon Hai Precision Industry Co., Ltd. (Taiwan)			707,400	2,237,816

Pegatron Corp. (Taiwan)			761,000	2,062,720

Radiant Opto-Electronics Corp. (Taiwan)			946,000	2,401,880

Samsung Electronics Co., Ltd. (South Korea)			6,363	14,866,962

SK Hynix, Inc. (South Korea)			59,935	4,125,320

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)(S)			121,326	5,497,281

Tencent Holdings, Ltd. (China)			179,200	10,620,074

Tripod Technology Corp. (Taiwan)			337,000	1,086,892

YY, Inc. ADR (China)(NON)			31,439	4,180,129

				58,026,669
Transportation (0.3%)

Aeroflot - Russian Airlines PJSC (Russia)			82,577	195,633

AirAsia Bhd (Malaysia)			1,796,200	1,907,836

CHC Group, LLC (acquired 3/23/17, cost $27,318) (Cayman Islands)(RES)(NON)			1,884	15,072

MISC Bhd (Malaysia)			859,700	1,665,252

				3,783,793
Utilities and power (0.9%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)			356,400	4,069,627

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)			102,000	2,153,013

Tenaga Nasional Bhd (Malaysia)			1,109,000	4,489,775

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			14,142	11,314

				10,723,729

Total common stocks (cost $187,813,414)				$246,195,559

INVESTMENT COMPANIES (10.2%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund(S)			176,000	$18,974,560

Health Care Select Sector SPDR Fund(S)			187,300	16,501,130

iShares MSCI India ETF (India)			573,551	21,364,775

Materials Select Sector SPDR Fund			272,700	17,166,465

Technology Select Sector SPDR Fund(S)			268,700	18,392,515

Utility Select Sector SPDR Fund(S)			572,300	29,210,192

Total investment companies (cost $110,650,114)				$121,609,637

MORTGAGE-BACKED SECURITIES (7.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 12.96%, 6/15/34			$200,041	$226,688
IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 4.941%, 10/15/40			2,228,594	357,527
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			924,870	198,847
IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.491%, 8/15/38			5,144,258	408,690
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR) + 6.00%, 4.441%, 5/15/41			1,122,228	1,064,569
Ser. 4568, Class MI, IO, 4.00%, 4/15/46			7,624,877	1,410,602
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			4,535,247	918,387
Ser. 4389, Class IA, IO, 4.00%, 9/15/44			3,969,155	833,522
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			2,872,195	455,961
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			2,351,212	366,556
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			1,662,363	238,965
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			2,220,542	158,221
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,285,497	252,763
Ser. 4663, Class KI, IO, 3.50%, 11/15/42			3,030,921	380,866
Ser. 4136, Class IW, IO, 3.50%, 10/15/42			2,482,144	330,003
Ser. 4097, Class PI, IO, 3.50%, 11/15/40			2,442,380	300,320
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			2,416,019	311,817
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			4,411,206	446,458
Ser. 4134, Class PI, IO, 3.00%, 11/15/42			5,911,995	699,093
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,671,327	152,425
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			3,496,806	336,334
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28(WAC)			118,498	1,629
FRB Ser. 59, Class 1AX, IO, 0.278%, 10/25/43(WAC)			314,087	3,092
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)			498,263	3,640

Federal National Mortgage Association
IFB Ser. 05-74, Class NK (-5 x 1 Month US LIBOR) + 27.50%, 19.693%, 5/25/35			41,494	52,124
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 17.635%, 11/25/35			92,919	117,516
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.777%, 5/25/40			519,846	577,992
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.111%, 2/25/25			121,468	131,821
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			3,081,339	747,199
Ser. 397, Class 2, IO, 5.00%, 9/25/39			25,531	5,442
Ser. 17-113, IO, 5.00%, 1/25/38			1,620,958	265,339
Ser. 12-104, Class QI, IO, 4.50%, 5/25/42			2,031,630	380,665
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47			5,316,106	1,006,764
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47			2,310,682	451,484
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44			4,407,544	767,472
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			3,287,290	657,458
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			2,789,118	431,469
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45			1,958,599	282,605
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			1,330,393	203,479
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42			1,938,885	210,148
Ser. 14-10, IO, 3.50%, 8/25/42			1,972,791	333,641
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			1,657,824	163,059
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33			2,443,825	347,014
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,026,122	227,939
Ser. 6, Class BI, IO, 3.00%, 12/25/42			3,276,599	229,362
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			1,873,105	149,848
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			2,236,648	136,301
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41			3,527,460	252,879
Ser. 98-W2, Class X, IO, 0.272%, 6/25/28(WAC)			759,277	37,015
Ser. 98-W5, Class X, IO, 0.215%, 7/25/28(WAC)			227,896	11,110
Ser. 08-36, Class OV, PO, zero %, 1/25/36			13,791	11,733

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO (-1 x 1 Month US LIBOR) + 6.71%, 5.146%, 11/16/36			664,737	44,351
Ser. 16-150, Class I, IO, 5.00%, 11/20/46			3,517,417	674,676
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,371,572	499,003
Ser. 14-76, IO, 5.00%, 5/20/44			1,860,622	414,422
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			2,127,703	422,164
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44			3,815,794	882,084
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			645,654	140,034
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			56,480	4,459
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			542,657	118,240
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			943,136	205,273
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			2,618,012	571,033
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,322,937	516,389
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.589%, 9/20/43			574,612	86,261
IFB Ser. 13-99, Class VS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.541%, 7/16/43			652,780	94,908
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47			1,265,143	265,680
Ser. 16-49, IO, 4.50%, 11/16/45			3,546,870	780,333
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			3,566,658	742,543
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			1,263,916	284,583
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			768,483	123,918
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			89,428	12,432
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,355,039	277,946
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			632,728	125,267
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,188,149	246,664
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			857,929	170,578
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			569,545	130,659
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			2,681,196	282,893
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			422,816	19,074
IFB Ser. 11-17, Class S, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.489%, 2/20/41			2,077,347	301,215
IFB Ser. 10-134, Class ES, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.439%, 11/20/39			3,480,207	288,953
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47			2,485,851	442,109
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,336,839	196,599
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			1,642,649	305,171
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			3,619,215	801,844
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			4,395,177	812,624
Ser. 15-40, IO, 4.00%, 3/20/45			992,203	205,584
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,219,555	184,458
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			1,012,317	172,782
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			693,079	116,939
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,091,241	206,114
Ser. 14-104, IO, 4.00%, 3/20/42			3,618,471	578,883
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,536,689	253,554
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			1,422,183	83,484
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			3,685,143	317,345
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			2,623,123	414,165
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			1,393,208	270,332
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			1,513,773	225,071
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,207,662	147,671
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			1,949,946	280,383
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,369,424	224,079
Ser. 12-145, IO, 3.50%, 12/20/42			1,162,154	234,658
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			715,028	115,327
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			1,086,857	143,964
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			1,719,126	201,121
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			1,723,971	191,395
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,174,173	76,615
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40			3,221,555	330,335
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			2,413,797	120,135
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			4,339,448	588,939
Ser. 183, Class AI, IO, 3.50%, 10/20/39			1,887,429	205,228
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39			2,429,601	343,181
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39			3,014,439	282,423
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			3,597,096	303,329
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			6,278,633	549,380
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38			7,225,668	584,557
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			2,001,114	212,076
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65(WAC)			5,054,596	650,021
Ser. 17-H02, Class BI, IO, 2.469%, 1/20/67(WAC)			4,782,549	657,600
Ser. 16-H23, Class NI, IO, 2.439%, 10/20/66(WAC)			8,819,765	1,122,756
Ser. 16-H04, Class HI, IO, 2.363%, 7/20/65(WAC)			3,278,733	335,087
FRB Ser. 16-H16, Class DI, IO, 2.259%, 6/20/66(WAC)			4,246,736	509,608
FRB Ser. 15-H16, Class XI, IO, 2.215%, 7/20/65			7,440,212	822,143
Ser. 17-H11, Class NI, IO, 2.203%, 5/20/67(WAC)			10,849,619	1,367,584
Ser. 15-H20, Class CI, IO, 2.189%, 8/20/65(WAC)			8,544,532	928,013
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)			2,862,696	289,848
Ser. 15-H25, Class BI, IO, 2.077%, 10/20/65(WAC)			8,876,074	890,270
Ser. 15-H26, Class DI, IO, 2.057%, 10/20/65(WAC)			6,497,709	671,213
Ser. 16-H03, Class AI, IO, 2.045%, 1/20/66(WAC)			6,092,305	571,154
Ser. 15-H24, Class HI, IO, 2.03%, 9/20/65(WAC)			13,130,435	1,005,174
Ser. 16-H02, Class BI, IO, 2.005%, 11/20/65(WAC)			7,005,396	646,164
Ser. 15-H09, Class AI, IO, 1.997%, 4/20/65(WAC)			6,731,918	610,316
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)			6,442,975	662,338
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65(WAC)			10,812,706	1,068,295
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65(WAC)			7,277,328	674,608
Ser. 15-H18, Class IA, IO, 1.826%, 6/20/65(WAC)			5,315,781	383,799
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65(WAC)			11,243,251	1,105,841
Ser. 14-H21, Class AI, IO, 1.80%, 10/20/64(WAC)			6,701,566	575,430
Ser. 15-H26, Class GI, IO, 1.794%, 10/20/65(WAC)			6,551,418	625,660
Ser. 16-H07, Class HI, IO, 1.749%, 2/20/66(WAC)			7,497,073	679,940
Ser. 16-H04, Class KI, IO, 1.727%, 2/20/66(WAC)			5,890,596	456,521
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65(WAC)			8,237,317	761,952
Ser. 17-H14, Class DI, IO, 1.702%, 6/20/67(WAC)			12,637,326	991,259
Ser. 15-H09, Class BI, IO, 1.69%, 3/20/65(WAC)			9,678,493	860,805
Ser. 15-H10, Class EI, IO, 1.634%, 4/20/65(WAC)			10,295,506	581,480
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)			8,941,353	737,662
Ser. 15-H24, Class BI, IO, 1.611%, 8/20/65(WAC)			11,885,668	623,308
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65(WAC)			13,388,820	741,834
Ser. 11-H15, Class AI, IO, 1.565%, 6/20/61(WAC)			5,323,778	312,772
Ser. 16-H08, Class GI, IO, 1.426%, 4/20/66(WAC)			9,598,367	583,763
Ser. 15-H26, Class CI, IO, 0.727%, 8/20/65(WAC)			23,848,752	372,041

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)			20,944	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)			59,453	520
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)			27,793	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)			42,938	—

				61,370,521
Commercial mortgage-backed securities (1.6%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.341%, 1/15/49(WAC)			679,305	2,135

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.118%, 2/10/51 (In default)(NON)(WAC)			479,706	313,541
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)			96,024	22

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)			429,000	171,716
Ser. 05-3, Class AJ, 4.895%, 7/10/43(WAC)			66,872	60,708

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45(WAC)			361,000	328,510
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)			431,000	427,065
Ser. 05-PWR7, Class C, 5.235%, 2/11/41(WAC)			489,000	489,489

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)			606,453	474,077
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)			384,000	155,981

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			604,000	479,186
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			391,000	262,796

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)			123,929	1

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			19,518	19,804

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)			750,000	582,081
FRB Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39(WAC)			6,104,771	159,945

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)			1,623,000	1,436,076
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46(WAC)			816,000	663,078
FRB Ser. 13-C12, Class E, 4.091%, 7/15/45(WAC)			1,000,000	739,257

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.949%, 4/17/45(WAC)			619,000	49,520
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49(WAC)			1,785,329	12,162

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.136%, 5/15/45(WAC)			432,000	376,942
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)			370,000	261,267
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)			800,000	590,116

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)(WAC)			1,187,000	66,911
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			509,000	45,708
FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)			128,164	21

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)			104,199	103,071

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.513%, 12/12/49(WAC)			1,364,754	11,368

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47(WAC)			699,000	591,195
FRB Ser. 12-C6, Class F, 4.575%, 11/15/45(WAC)			844,000	672,564
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)			2,827,000	2,008,747
FRB Ser. 13-C11, Class E, 4.364%, 8/15/46(WAC)			750,000	577,500
FRB Ser. 13-C11, Class F, 4.364%, 8/15/46(WAC)			1,024,000	700,037

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44(WAC)			2,100,000	145,459
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			1,181,000	118,100
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)			1,795,000	1,704,903

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G, 5.155%, 7/15/49(WAC)			795,000	684,694

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.291%, 10/15/44(WAC)			569,000	543,446

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)			827,000	691,807

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)			305,000	274,272
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)			328,000	289,778
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)			851,000	720,189
FRB Ser. 12-C10, Class E, 4.447%, 12/15/45(WAC)			381,000	289,322
Ser. 13-C12, Class E, 3.50%, 3/15/48			570,000	417,398
Ser. 13-C14, Class E, 3.25%, 6/15/46			360,000	249,479

				18,961,444
Residential mortgage-backed securities (non-agency) (1.0%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, 1 Month US LIBOR + 0.19%, 1.751%, 5/25/47			322,105	240,932

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.722%, 6/26/35			596,020	587,301

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.93%, 4.486%, 4/25/34			192,272	196,011

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, 1 Month US LIBOR + 6.30%, 7.852%, 7/25/25 (Bermuda)			919,000	947,222

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.911%, 3/25/37			916,726	767,953

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, 1 Month US LIBOR + 0.82%, 2.381%, 8/25/35			474,605	422,399
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 2.092%, 8/25/46			626,813	544,215

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1 Month US LIBOR + 0.62%, 2.181%, 4/25/35			441,706	381,342

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.561%, 7/25/28			398,651	549,447

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.811%, 9/25/28			1,308,745	1,955,021
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.311%, 8/25/28			856,616	1,263,151
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.261%, 4/25/28			1,047,522	1,206,229
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.111%, 4/25/28			127,737	143,702
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.561%, 7/25/25			353,096	400,246
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.561%, 7/25/25			121,589	134,488
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.411%, 10/25/29			290,000	326,053
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.811%, 4/25/29			40,000	45,392
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25			100,794	110,066
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25			157,653	170,311
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.161%, 1/25/30			190,000	194,957

GSAA Trust FRB Ser. 07-6, Class 1A1, 1 Month US LIBOR + 0.12%, 1.681%, 5/25/47			291,227	237,094

MortgageIT Trust FRB Ser. 04-1, Class M2, 1 Month US LIBOR + 1.01%, 2.566%, 11/25/34			216,557	208,766

Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, 1 Month US LIBOR + 0.22%, 1.776%, 5/25/46			265,512	249,581

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.741%, 1/25/37			803,335	766,321

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.654%, 3/25/36(WAC)			133,453	134,787

				12,182,987

Total mortgage-backed securities (cost $97,032,772)				$92,514,952

COMMODITY LINKED NOTES (7.5%)(a)(CLN)
			Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			$5,400,000	$5,539,245

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)			7,400,000	5,982,074

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)			11,000,000	12,187,950

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 – 4x Leveraged CVIC4X30 Index multiplied by 3)			11,480,000	12,619,987

Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month LIBOR less 0.13%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)			4,349,000	6,269,566

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)			21,420,000	25,309,872

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			13,890,000	13,706,178

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			7,642,000	7,754,286

Total commodity Linked Notes (cost $82,581,000)				$89,369,158

CORPORATE BONDS AND NOTES (5.4%)(a)
			Principal amount	Value

Basic materials (0.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,275,000	$1,345,125

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,045,000	1,191,300

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			2,585,000	2,720,713

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			415,000	437,306

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			295,000	293,894

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			440,000	456,368

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			500,000	518,125

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			1,050,000	1,157,625

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			578,000	615,241

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			883,000	922,735

				9,658,432
Capital goods (0.4%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			1,011,000	1,091,880

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			1,000,000	1,044,792

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,210,000	1,346,198

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,190,000	1,216,775

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			467,000	496,771

				5,196,416
Communication services (0.7%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			2,500,000	2,400,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,000,000	3,005,610

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	198,000

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			11,000	4,974

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			1,500,000	1,590,000

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	115,000	151,214

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$1,955,000	1,138,807

				8,488,605
Consumer cyclicals (0.6%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			1,000,000	1,035,000

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,500,000	2,600,000

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,805,000	1,924,581

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			885,000	677,025

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			530,000	559,150

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			390,000	374,400

				7,170,156
Consumer staples (0.1%)

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,500,000	1,554,915

				1,554,915
Energy (0.7%)

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			198,000	166,320

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			507,000	543,758

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			1,048,000	1,079,440

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			1,340,000	1,486,261

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			176,000	187,088

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			518,000	551,670

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,683,000	868,467

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,495,000	1,475,565

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,000,000	2,105,000

				8,463,569
Financials (1.0%)

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			1,880,000	1,983,400

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			645,000	657,094

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			1,905,000	1,981,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			1,130,000	1,161,075

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			54,000	41,580

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			200,000	238,000

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,000,000	1,032,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			1,000,000	1,040,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			1,000,000	975,000

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23			15,798	17,733

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			250,000	285,955

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	217,986

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			2,600,000	2,811,250

				12,442,773
Health care (0.3%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			980,000	931,000

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			2,275,000	216,125

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			610,000	649,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			1,841,000	1,663,251

				3,460,026
Technology (0.4%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			1,000,000	—

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,000,000	2,106,260

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,005,000	2,067,656

				4,173,916
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			1,834,000	1,916,530

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			2,358,000	2,564,325

				4,480,855

Total corporate bonds and notes (cost $65,197,413)				$65,089,663

SENIOR LOANS (1.9%)(a)(c)
			Principal amount	Value

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.30%, 8/4/25			$1,488,000	$1,535,740

Builders FirstSource, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.693%, 2/29/24			2,019,808	2,029,402

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.573%, 3/24/25			997,613	1,017,566

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21			735,000	784,613

Diamond Resorts International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.50%, 6.073%, 9/2/23			562,875	567,941

Dynegy, Inc. bank term loan FRN Ser. C, BBA LIBOR USD 3 Month + 2.75%, 4.311%, 2/7/24			907,572	916,269

Freedom Mortgage Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 5.50%, 6.956%, 2/23/22			981,250	991,676

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.323%, 4/16/21			1,200,000	1,199,500

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.443%, 1/30/19			1,617,000	1,231,952

Jo-Ann Stores, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.00%, 6.551%, 10/21/23			2,079,000	2,059,509

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.805%, 10/25/20			1,105,561	942,491

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.443%, 6/30/21			984,694	991,259

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.073%, 9/7/23			2,473,688	1,909,157

Scientific Games International, Inc. bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 3.25%, 4.823%, 8/14/24			1,531,412	1,539,343

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 10.073%, 3/19/21			2,098,642	2,035,683

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.166%, 9/2/21			688,240	690,352

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.568%, 11/15/23			1,083,103	1,092,581

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.82%, 8/18/23			1,150,438	1,156,396

Total senior loans (cost $23,436,251)				$22,691,430

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$225,000	$237,600

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			200,000	204,400

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			225,000	237,263

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)			535,000	549,653

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)			1,065,000	985,125

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	3,520	1,146,006

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 26.955%, 5/31/22 (Argentina)		ARS	7,360,000	401,455

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,770,000	1,885,404

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)			665,000	704,900

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			365,000	401,577

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			950,000	1,154,250

Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			1,200,000	1,228,738

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			125,000	215,313

Total foreign government and agency bonds and notes (cost $8,972,182)				$9,351,684

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/18/19	$0.00	1,880,991	$3,025,755

Halcon Resources Corp.	9/9/20	14.04	8,737	6,990

Total warrants (cost $3,024,666)				$3,032,745

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50			$1,281,000	$1,281,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49			$592,333	592,333

Total asset-backed securities (cost $1,873,333)				$1,873,333

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date		Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325	$8,695,000	$64,778
(2.2625)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625	3,912,800	29,894
2.2625/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625	3,912,800	10,760
1.9325/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325	8,695,000	870

Citibank, N.A.
(2.66975)/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.66975	13,710,400	168,364
(2.675)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.675	13,710,400	121,611
(2.518)/3 month USD-LIBOR-BBA/May-49		May-19/2.518	382,600	39,151
2.44325/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.44325	13,710,400	8,226
2.493/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.493	13,710,400	1,919
2.442/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.442	6,855,000	1,302
2.195/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.195	6,855,200	137
2.28/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.28	3,478,000	35
2.39175/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.39175	18,280,600	18
1.9175/3 month USD-LIBOR-BBA/Mar-19		Mar-18/1.9175	5,217,000	5

Credit Suisse International
(2.43625)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.43625	7,077,000	195,821
(2.69)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.69	2,608,500	24,207

Goldman Sachs International
(2.6155)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.6155	13,710,400	176,316
2.6295/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.6295	13,710,400	27,832
2.5665/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.5665	13,710,400	14,259
2.6175/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.6175	6,855,200	11,311
2.5525/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.5525	6,855,200	5,416
2.695/3 month USD-LIBOR-BBA/Oct-23		Oct-18/2.695	730,400	4,463
2.485/3 month USD-LIBOR-BBA/Mar-48		Mar-18/2.485	347,800	821
2.4445/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.4445	13,710,400	548
1.9175/3 month USD-LIBOR-BBA/Oct-19		Oct-18/1.9175	3,165,000	253
2.27/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.27	834,700	192

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919	8,695,000	65,821
(2.25)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25	3,912,800	30,207
2.25/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25	3,912,800	10,604
(2.68)/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.68	3,478,000	4,174
1.919/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919	8,695,000	870
2.38/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.38	6,855,000	69
2.3225/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.3225	9,140,300	9

Morgan Stanley & Co. International PLC
(2.66)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.66	13,710,400	143,137
(2.7425)/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.7425	18,280,600	106,210
2.5725/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.5725	18,280,600	13,528
(2.48375)/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.48375	3,478,000	9,565
(2.49275)/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.49275	3,478,000	9,425
(2.61575)/3 month USD-LIBOR-BBA/Jul-20		Jul-18/2.61575	3,478,000	6,156
2.50/3 month USD-LIBOR-BBA/Feb-28		Feb-18/2.50	13,710,400	3,702
1.85125/3 month USD-LIBOR-BBA/Apr-19		Apr-18/1.85125	5,217,000	52

Total purchased swap options outstanding (cost $1,014,302)				$1,312,038

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Oct-18/225.00	35,287,114	$125,176	$315,444

Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	30,996,033	109,954	736,707
SPDR S&P 500 ETF Trust (Put)	Aug-18/215.00	33,914,543	120,307	147,530

Deutsche Bank AG
United States Oil Fund LP (Call)	Mar-18/12.50	62,504,476	4,815,445	3,106,121
United States Oil Fund LP (Put)	Mar-18/12.00	62,504,476	4,815,445	482,040

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	35,313,049	125,268	542,472
SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	35,173,227	124,772	336,386
SPDR S&P 500 ETF Trust (Put)	Sep-18/215.00	34,091,577	120,935	196,555

Total purchased options outstanding (cost $7,758,288)				$5,863,255

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
		Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $67,081) (Cayman Islands)(RES)		$96,895	$127,901

Total convertible bonds and notes (cost $73,553)			$127,901

SHORT-TERM INVESTMENTS (53.7%)(a)
		Principal amount/shares	Value

Atlantic Asset Securitization, LLC asset backed commercial paper 1.462%, 2/8/18		$5,500,000	$5,498,197

CHARTA, LLC asset backed commercial paper 1.485%, 2/7/18		5,000,000	4,998,542

DnB Bank ASA commercial paper 1.420%, 2/6/18		6,000,000	5,998,593

Export Development Canada commercial paper 1.324%, 2/6/18		5,000,000	4,998,845

GlaxoSmithKline, LLC commercial paper 1.522%, 2/1/18		5,500,000	5,499,782

Gotham Funding Corp. asset backed commercial paper 1.556%, 3/1/18		5,500,000	5,493,027

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.455%, 2/8/18		5,500,000	5,498,199

MetLife Short Term Funding, LLC asset backed commercial paper 1.553%, 2/12/18		3,100,000	3,098,495

Microsoft Corp. commercial paper 1.492%, 2/6/18		4,500,000	4,498,961

Old Line Funding, LLC asset backed commercial paper 1.525%, 2/21/18		5,500,000	5,495,066

Pfizer, Inc. commercial paper 1.374%, 2/22/18		5,500,000	5,495,083

Regency Markets No. 1, LLC asset backed commercial paper 1.532%, 2/15/18		5,750,000	5,746,382

Roche Holdings, Inc. commercial paper 1.431%, 2/22/18		5,000,000	4,995,530

Simon Property Group LP commercial paper 1.552%, 2/20/18		6,000,000	5,995,001

Svenska Handelsbanken AB commercial paper 1.451%, 2/8/18		3,500,000	3,498,860

Svenska Handelsbanken/New York, NY certificates of deposit 1.989%, 2/15/18		3,000,000	3,000,687

Total Capital Canada Ltd. commercial paper 1.552%, 2/16/18		5,750,000	5,746,154

Victory Receivables Corp. asset backed commercial paper 1.455%, 2/2/18		5,500,000	5,499,563

Portugal (Republic of) Treasury Bills with effective yields ranging from 10.671% to 11.727%, 5/18/18 (Portugal)	EUR	9,460,000	11,760,329

Interest in $255,000,000 joint tri-party repurchase agreement dated 1/31/18 with Barclays Capital, Inc. due 2/1/18 - maturity value of $50,001,875 for an effective yield of 1.350% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.125% to 2.125% and due dates ranging from 1/15/19 to 2/15/42, valued at $260,109,795)		$50,000,000	$50,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/18 with HSBC Bank USA, National Association due 2/1/18 - maturity value of $49,671,849 for an effective yield of 1.340% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 4.500% and due dates ranging from 5/20/40 to 8/20/47, valued at $306,000,338)		49,670,000	49,670,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/18 with RBC Capital Markets, LLC due 2/1/18 - maturity value of $44,165,632 for an effective yield of 1.330% (collateralized by various mortgage backed securities with coupon rates ranging from 1.693% to 6.000% and due dates ranging from 8/1/21 to 2/1/48, valued at $306,011,305)		44,164,000	44,164,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)		5,590,000	5,590,000

Putnam Cash Collateral Pool, LLC 1.57%(AFF)	Shares	45,662,050	45,662,050

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	232,490,999	232,490,999

U.S. Treasury Bills 1.081%, 2/15/18(SEG)(SEGSF)(SEGCCS)		$8,636,000	$8,631,979

U.S. Treasury Bills 1.402%, 4/5/18(SEG)(SEGSF)(SEGCCS)		10,478,000	10,453,618

U.S. Treasury Bills 1.442%, 4/19/18(SEG)(SEGSF)(SEGCCS)		20,338,000	20,277,636

U.S. Treasury Bills 1.444%, 5/10/18(SEG)(SEGSF)(SEGCCS)		54,640,000	54,424,664

U.S. Treasury Bills 1.490%, 6/7/18(SEG)(SEGSF)(SEGCCS)		3,094,000	3,077,780

U.S. Treasury Bills 1.320%, 3/15/18(SEG)(SEGSF)		6,853,000	6,842,393

U.S. Treasury Bills 1.067%, 2/8/18(SEG)(SEGSF)(SEGCCS)		1,690,000	1,689,603

U.S. Treasury Bills 1.059%, 2/1/18(SEGSF)		4,706,000	4,706,000

U.S. Treasury Bills 1.311%, 3/8/18(SEGSF)		16,000	15,979

U.S. Treasury Bills 1.450%, 5/24/18(SEGSF)(SEGCCS)		836,000	832,150

Total short-term investments (cost $640,798,248)			$641,344,147

TOTAL INVESTMENTS

Total investments (cost $1,486,464,188)			$1,554,601,038

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $392,663,455) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$5,333,182	$5,289,454	$43,728
	British Pound	Sell	3/21/18	42,958	40,925	(2,033)
	Euro	Sell	3/21/18	641,139	362,911	(278,228)
	Mexican Peso	Buy	4/11/18	3,528,452	3,514,890	13,562
	Mexican Peso	Sell	4/11/18	3,528,452	3,507,656	(20,796)
	New Zealand Dollar	Sell	4/18/18	3,343,728	3,319,945	(23,783)
	Norwegian Krone	Buy	3/21/18	3,219,467	3,108,819	110,648
	Russian Ruble	Buy	3/21/18	3,290,079	3,316,604	(26,525)
	Russian Ruble	Sell	3/21/18	3,447,902	3,275,538	(172,364)
	Swedish Krona	Sell	3/21/18	3,386,304	3,366,282	(20,022)
	Swiss Franc	Buy	3/21/18	3,406,349	3,381,615	24,734
	Swiss Franc	Sell	3/21/18	3,438,591	3,297,586	(141,005)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	4,094,633	3,975,483	119,150
	British Pound	Sell	3/21/18	6,979,530	6,648,731	(330,799)
	Canadian Dollar	Buy	4/18/18	3,462,291	3,406,893	55,398
	Euro	Buy	3/21/18	5,343,194	5,240,396	102,798
	Japanese Yen	Buy	2/22/18	3,342,766	3,283,729	59,037
	Japanese Yen	Sell	2/22/18	3,342,766	3,212,005	(130,761)
	Norwegian Krone	Buy	3/21/18	3,493,346	3,323,881	169,465
	Norwegian Krone	Sell	3/21/18	3,571,631	3,316,913	(254,718)
	Swedish Krona	Sell	3/21/18	5,012,827	4,807,785	(205,042)
	Swiss Franc	Buy	3/21/18	66,104	133,606	(67,502)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	6,680,496	6,613,628	66,868
	Brazilian Real	Buy	4/3/18	422,878	488,989	(66,111)
	British Pound	Sell	3/21/18	1,453,032	1,309,943	(143,089)
	Canadian Dollar	Sell	4/18/18	3,317,283	3,275,169	(42,114)
	Euro	Buy	3/21/18	3,425,383	3,354,369	71,014
	Japanese Yen	Sell	2/22/18	20,078	15,018	(5,060)
	New Zealand Dollar	Sell	4/18/18	6,613,814	6,469,744	(144,070)
	Norwegian Krone	Buy	3/21/18	6,532,366	6,094,859	437,507
	Swedish Krona	Sell	3/21/18	3,401,442	3,295,233	(106,209)
Credit Suisse International
	Canadian Dollar	Buy	4/18/18	208,154	204,829	3,325
	Euro	Buy	3/21/18	3,337,332	3,356,758	(19,426)
	Japanese Yen	Sell	2/22/18	3,168,654	3,001,374	(167,280)
	New Zealand Dollar	Sell	4/18/18	3,307,128	3,265,948	(41,180)
	Norwegian Krone	Buy	3/21/18	3,493,333	3,352,504	140,829
	Norwegian Krone	Sell	3/21/18	3,533,787	3,287,627	(246,160)
	Swedish Krona	Sell	3/21/18	8,351,822	7,888,287	(463,535)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	13,252,631	13,005,966	246,665
	Brazilian Real	Sell	4/3/18	1,753,431	1,620,604	(132,827)
	British Pound	Sell	3/21/18	1,371,952	1,306,647	(65,305)
	Canadian Dollar	Sell	4/18/18	3,346,740	3,287,655	(59,085)
	Euro	Sell	3/21/18	5,572,723	5,218,705	(354,018)
	Japanese Yen	Sell	2/22/18	3,828,700	3,727,953	(100,747)
	Mexican Peso	Buy	4/11/18	15,315,539	14,827,359	488,180
	Mexican Peso	Sell	4/11/18	15,315,539	15,037,092	(278,447)
	New Zealand Dollar	Sell	4/18/18	6,615,286	6,404,476	(210,810)
	Norwegian Krone	Buy	3/21/18	3,538,334	3,252,750	285,584
	Swiss Franc	Buy	3/21/18	6,773,335	6,718,799	54,536
	Swiss Franc	Sell	3/21/18	6,878,584	6,596,381	(282,203)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/18/18	3,318,341	3,309,645	8,696
	Euro	Buy	3/21/18	1,185,010	1,144,177	40,833
	Japanese Yen	Buy	2/22/18	3,333,172	3,348,439	(15,267)
	Japanese Yen	Sell	2/22/18	3,333,172	3,206,649	(126,523)
	Mexican Peso	Buy	4/18/18	321,883	305,405	16,478
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	7,793,684	7,621,498	172,186
	British Pound	Buy	3/21/18	69,700	73,390	(3,690)
	Canadian Dollar	Buy	4/18/18	10,147,472	9,985,027	162,445
	Euro	Buy	3/21/18	8,389,224	8,066,088	323,136
	Japanese Yen	Sell	2/22/18	2,408,205	2,276,850	(131,355)
	Mexican Peso	Buy	4/11/18	1,880,546	1,866,607	13,939
	Mexican Peso	Sell	4/11/18	1,880,546	1,857,575	(22,971)
	New Zealand Dollar	Sell	4/18/18	5,167,847	5,009,213	(158,634)
	Norwegian Krone	Buy	3/21/18	4,947,978	4,615,999	331,979
	Swedish Krona	Sell	3/21/18	10,099,586	9,735,842	(363,744)
	Swiss Franc	Buy	3/21/18	10,300,676	10,053,785	246,891
	Swiss Franc	Sell	3/21/18	10,316,097	9,887,540	(428,557)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	8,163,565	8,033,511	130,054
	Canadian Dollar	Sell	4/18/18	3,320,213	3,272,160	(48,053)
	Euro	Buy	3/21/18	7,484,929	7,244,719	240,210
	Japanese Yen	Sell	2/22/18	1,801,804	1,797,535	(4,269)
	New Zealand Dollar	Sell	4/18/18	4,271,694	4,238,080	(33,614)
	Norwegian Krone	Buy	3/21/18	954,746	890,159	64,587
	Swedish Krona	Sell	3/21/18	6,615,988	6,244,803	(371,185)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	3,366,392	3,277,211	89,181
	British Pound	Sell	3/21/18	3,332,655	3,174,372	(158,283)
	Canadian Dollar	Buy	4/18/18	57,694	52,350	5,344
	Euro	Buy	3/21/18	9,381,444	8,984,554	396,890
	Japanese Yen	Sell	2/22/18	5,733,616	5,649,805	(83,811)
	New Zealand Dollar	Sell	4/18/18	2,241,966	2,157,551	(84,415)
	Norwegian Krone	Buy	3/21/18	1,341,674	1,124,072	217,602
	Swedish Krona	Sell	3/21/18	2,884,917	2,725,806	(159,111)
UBS AG
	Australian Dollar	Buy	4/18/18	8,182,498	7,945,652	236,846
	Euro	Buy	3/21/18	7,311,194	7,021,728	289,466
	Japanese Yen	Sell	2/22/18	3,274,368	3,063,985	(210,383)
	New Zealand Dollar	Sell	4/18/18	8,564,376	8,238,250	(326,126)
	Norwegian Krone	Buy	3/21/18	6,243,845	5,823,968	419,877
	Swedish Krona	Sell	3/21/18	3,425,670	3,241,882	(183,788)
WestPac Banking Corp.
	Japanese Yen	Buy	2/22/18	3,450,886	3,363,555	87,331
	Japanese Yen	Sell	2/22/18	3,450,886	3,323,705	(127,181)

Unrealized appreciation						5,986,999

Unrealized (depreciation)						(7,642,214)

Total						$(1,655,215)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

DAX Index (Short)	5	$2,046,925	$2,045,686	Mar-18	$(1,800)
Euro-CAC 40 Index (Short)	140	9,528,526	9,526,038	Feb-18	71,700
FTSE 100 Index (Short)	25	2,674,128	2,650,504	Mar-18	(27,572)
S&P 500 Index E-Mini (Long)	577	81,466,919	81,524,330	Mar-18	1,939,439
S&P Mid Cap 400 Index E-Mini (Long)	567	110,790,099	110,803,140	Mar-18	3,389,305
SPI 200 Index (Short)	12	1,459,549	1,445,847	Mar-18	2,857
Tokyo Price Index (Long)	195	32,807,406	32,857,241	Mar-18	841,528
U.S. Treasury Note 10 yr (Long)	3,190	387,834,219	387,834,219	Mar-18	(9,527,156)

Unrealized appreciation					6,244,829

Unrealized (depreciation)					(9,556,528)

Total					$(3,311,699)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $2,841,985) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	3,912,800	2,074
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	8,695,000	3,913
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	3,912,800	21,247
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	8,695,000	67,821

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	9,436,000	26,326

Citibank, N.A.

(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	5,217,000	52
(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	6,855,200	137
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	6,855,200	4,182
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	6,855,200	11,654
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	3,478,000	34,432
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	9,436,000	36,895
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435	6,855,000	43,872
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,739,000	53,839
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695	6,855,200	68,758
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	6,855,200	105,981
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	6,855,200	136,144
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	6,855,200	165,690
Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812	2,608,500	10,121
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751	2,608,500	16,121
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475	7,077,000	127,810
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905	7,077,000	161,780

Goldman Sachs International

(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	939,100	1,099
(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	6,855,200	1,440
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	6,956,000	4,730
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825	6,855,200	21,594
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925	13,710,400	50,180
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	6,855,200	135,802

JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,912,800	1,996
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	8,695,000	3,739
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	6,956,000	20,868
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,912,800	21,599
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68	6,855,000	57,102
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	8,695,000	68,777
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225	9,140,300	103,103
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	110,802

Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	5,217,000	104
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	6,855,200	5,621
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	3,478,000	6,504
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	3,478,000	9,982
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30	3,478,000	10,434
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	9,140,300	18,920
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	9,140,300	96,887
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	6,855,200	111,191

Total			$1,961,323

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $1,235,345) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Deutsche Bank AG
United States Oil Fund LP (Call)	Mar-18/$13.50	$62,504,476	$4,815,445	$800,000

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Feb-18/291.00	41,217,445	146,213	70,962

Total				$870,962

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$869,500	$(17,390)	$10,347
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	869,500	(33,997)	1,617
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	(3,558)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(4,987)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	869,500	(33,997)	(8,808)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	521,700	(55,978)	(11,211)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	521,700	(18,390)	(11,676)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	869,500	(17,390)	(12,703)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	25,709
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	869,500	33,432	21,581
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	521,700	47,136	11,566
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	869,500	33,432	(11,756)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	869,500	(17,390)	10,286
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	(1,017)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	521,700	(7,278)	(5,196)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	869,500	(17,390)	(12,686)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	869,500	(33,997)	1,478
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	9,140,300	(18,052)	(3,016)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	9,140,300	(31,991)	(4,662)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	869,500	(33,997)	(8,704)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	869,500	33,476	21,477
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	9,140,300	50,043	4,205
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	869,500	33,302	(11,512)

Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	(802)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	104,300	(13,168)	(1,596)

JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	(13,877)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	521,700	(72,842)	(16,131)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	521,700	49,535	22,464
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	521,700	49,535	16,157

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	13,710,400	(43,873)	5,895
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	13,710,400	(42,502)	(6,992)
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	6,855,200	43,188	4,730
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	6,855,200	43,188	(5,964)

Unrealized appreciation				157,512

Unrealized (depreciation)				(156,854)

Total				$658

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $154,752,070) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 2/1/48	$1,000,000	2/13/18	$1,009,599
Federal National Mortgage Association, 5.50%, 2/1/48	1,000,000	2/13/18	1,086,875
Federal National Mortgage Association, 4.50%, 2/1/48	5,000,000	2/13/18	5,270,260
Federal National Mortgage Association, 4.00%, 2/1/48	13,000,000	2/13/18	13,427,444
Federal National Mortgage Association, 3.50%, 2/1/48	68,000,000	2/13/18	68,636,814
Federal National Mortgage Association, 3.00%, 3/1/48	23,000,000	2/13/18	22,508,554
Federal National Mortgage Association, 3.00%, 2/1/48	16,000,000	2/13/18	15,682,499
Federal National Mortgage Association, 2.50%, 2/1/48	28,000,000	2/13/18	26,414,063

Total			$154,036,108

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$6,850,900	$203,896		$51,976	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412% — Semiannually	$(151,921)
		13,701,800	269,172		(52,249)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	216,923
		16,961,000	547,739	(E)	378,869	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40% — Semiannually	(168,869)
		177,198,600	1,054,863	(E)	(197,767)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	857,096
		17,155,000	264,582	(E)	(161,483)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	103,099
		23,915,000	666,559	(E)	(93,971)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	572,587
		229,248,100	6,389,603	(E)	537,358	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	(5,852,245)
		4,221,200	244,838	(E)	63,600	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(181,238)
		134,847,000	2,396,366	(E)	(1,115,147)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,281,219
		3,478,000	34,144		5,953	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625% — Semiannually	(28,277)
		1,286,900	29,475		(11)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,502
		6,777,000	163,536		(49)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	(159,134)
		1,217,000	29,809	(E)	(10)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,799
		1,322,400	38,294		(19)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,341
		6,504,000	175,562		(86)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766% — Semiannually	(172,342)
		6,504,000	189,344		(86)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363% — Semiannually	(186,241)
		684,000	19,010	(E)	(10)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,000
		1,508,100	42,091	(E)	(21)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	42,070
		2,833,500	69,636	(E)	(40)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	69,596
		2,388,000	60,481		(32)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573% — Semiannually	(59,582)
		5,027,200	121,955	(E)	(71)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	121,884
		8,504,000	181,135		(113)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	177,653
		3,248,000	67,000		(43)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105% — Semiannually	(65,742)
		2,239,000	44,131	(E)	(32)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,099
		2,957,000	44,861		(39)	1/12/28	2.5725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	43,614
		2,833,000	41,316	(E)	(40)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,276
		5,255,700	79,114		(70)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	77,834
		1,226,500	21,253		(16)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874% — Semiannually	(20,905)
		1,226,500	22,070		(16)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121% — Semiannually	(21,726)
		1,739,000	4,657	(E)	(7)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,650
		1,217,300	3,736	(E)	(5)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625% — Semiannually	(3,740)
		1,739,000	4,276	(E)	(7)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,270
		1,217,300	3,568	(E)	(5)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625% — Semiannually	(3,573)
		1,809,000	7,044	(E)	(7)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,037
		556,000	1,697	(E)	(2)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38% — Semiannually	(1,699)
		4,246,100	66,732	(E)	(60)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	66,672
		3,654,000	41,900		(48)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,233
		5,084,000	31,256		(67)	1/23/28	2.67597% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,383
		503,000	3,302	(E)	(7)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,295
		1,752,000	2,418		(7)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,373
		1,752,000	2,330		(7)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,285
		1,789,500	10,893		(24)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677% — Semiannually	(10,774)
		1,789,500	10,973		(24)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765% — Semiannually	(10,854)
		2,871,000	19,184		(38)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158% — Semiannually	(19,291)
		4,013,000	2,448		(15)	1/30/20	3 month USD-LIBOR-BBA — Quarterly	2.3015% — Semiannually	(2,600)
		1,005,400	5,601	(E)	(14)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,587
		1,773,800	1,369	(E)	(7)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,363
		1,286,900	1,139	(E)	(5)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502% — Semiannually	(1,144)
		1,460,800	7,947		(19)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685% — Semiannually	(8,038)
		219,100	1,269	(E)	(3)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,266
		3,058,000	17,626		(41)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,658
		939,000	3,823		(12)	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.7015% — Semiannually	(3,835)
		776,900	539	(E)	(11)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	528
		609,700	1,260		(8)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,252
		609,700	513		(8)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	505
		609,700	421		(8)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	413
		2,503,000	1,602		(33)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.754% — Semiannually	1,569
		2,503,000	2,936		(33)	2/2/28	3 month USD-LIBOR-BBA — Quarterly	2.76% — Semiannually	2,903
	AUD	100,738,000	923,200	(E)	(470,269)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	452,931
	AUD	67,000	1,205	(E)	(1,330)	3/21/28	2.75% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(125)
	CAD	46,545,000	713,349	(E)	(2,429)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10% — Semiannually	(715,779)
	CAD	22,627,000	607,323	(E)	(361,408)	3/21/28	2.30% — Semiannually	3 month CAD-BA-CDOR — Semiannually	245,915
	CHF	28,563,000	318,942	(E)	(72,321)	3/21/23	—	0.15% plus 6 month CHF-LIBOR-BBA — Semiannually	246,621
	CHF	11,893,000	303,244	(E)	196,139	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25% — Annually	(107,106)
	EUR	161,000	2,619	(E)	2,606	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25% — Annually	(13)
	EUR	63,247,000	1,877,752	(E)	127,358	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85% — Annually	(1,750,395)
	GBP	16,602,000	288,243	(E)	(33,598)	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	254,645
	GBP	7,860,000	261,256	(E)	(2,041)	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	259,216
	NOK	328,153,000	812,710	(E)	(292,373)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	520,336
	NOK	60,071,000	210,224	(E)	(9,349)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90% — Annually	(219,573)
	NZD	27,897,000	143,479	(E)	(91,229)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20% — Semiannually	(234,709)
	NZD	19,861,000	44,671	(E)	(32,292)	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA — Quarterly	12,378
	SEK	189,044,000	374,950	(E)	(304,229)	3/21/23	0.40% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	70,722
	SEK	112,597,000	376,333	(E)	52,261	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	(324,073)

	Total				$(1,878,701)				$(4,461,945)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	$437,659,419	$482,660,751	$—	11/16/18	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	$(43,906,083)
	476,625,624	481,371,920	—	11/16/18	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF12) of common stocks— Quarterly *	4,574,595

	Barclays Bank PLC
	294,528	291,893	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(2,296)
	28,314	28,476	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	503
	16,173	16,028	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(126)
	4,378	4,373	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	47
	1,928,901	1,911,643	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(15,037)
	864,411	859,731	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(3,504)
	1,956,653	1,946,059	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(7,931)
	4,170	4,147	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(17)
	600,116	598,212	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	744
	103,503	103,383	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,115
	203,778	208,058	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,912)
	1,314,125	1,307,873	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,187)
	9,010,518	8,967,698	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(28,684)
	10,115,579	10,093,761	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	610

	Citibank, N.A.
	674,047	670,844	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,146)
	319,603	318,084	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,017)
	54,167,956	60,258,322	—	3/19/18	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(5,975,748)
	3,946,174	4,087,823	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coach, Inc. — Monthly	(138,617)
	5,300,567	4,622,987	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	General Electric Co. — Monthly	681,653
	1,207,451	1,294,841	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(86,462)
	651,852	670,150	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(17,797)
	386,944	383,462	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	OSI Systems, Inc. — Monthly	3,779
	5,255,986	5,192,706	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	67,317
	3,987,555	3,908,403	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	82,215
	453,728	431,729	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	22,348
	2,976,786	3,045,492	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(67,085)
	1,164,900	1,215,594	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Globus Medical, Inc. — Monthly	(49,799)
	997,448	1,097,513	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cornerstone OnDemand, Inc. — Monthly	(99,299)
	1,887,448	1,757,467	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	131,431
	655,817	689,817	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Super Micro Computer, Inc. — Monthly	(33,496)
	2,856,172	2,747,799	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	110,567
	296,192	322,495	—	7/5/22	1 month USD-LIBOR-BBA minus 0.07% — Monthly	Evolent Health, Inc. — Monthly	(26,141)
	879,883	959,522	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(78,963)
	3,757,107	3,895,483	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(135,489)
	5,691,926	5,567,502	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Burlington Stores, Inc. — Monthly	128,797
	2,089,250	2,107,169	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HealthSouth Corp. — Monthly	(16,313)
	1,180,531	1,076,645	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	NETSCOUT Systems, Inc. — Monthly	104,794
	3,017,007	3,376,574	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(358,406)
	1,598,753	1,746,658	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paycom Software, Inc. — Monthly	(146,677)
	1,064,978	1,117,869	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	(52,073)
	458,358	491,720	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	(33,009)
	2,245,035	2,086,112	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	159,500
	2,573,739	2,668,686	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	XPO Logistics, Inc. — Monthly	(92,970)
	2,524,840	2,663,330	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ultimate Software Group, Inc. — Monthly	(136,550)
	2,838,934	3,014,751	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(173,636)
	1,697,560	1,845,084	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	(164,603)
	409,714	449,740	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plantronics, Inc. — Monthly	(39,711)
	1,421,877	1,623,599	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(200,629)
	3,215,895	3,698,265	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(479,899)
	2,152,446	2,224,493	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	(70,393)
	523,554	556,747	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	(33,092)
	310,670	271,019	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	39,542
	6,002,586	6,252,924	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Express Scripts Holding Co. — Monthly	(245,726)
	2,938,824	3,316,502	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	(375,420)
	1,219,051	1,265,762	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ollie's Bargain Outlet Holdings, Inc. — Monthly	(45,775)
	910,261	925,375	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(14,415)
	782,725	916,137	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netgear, Inc. — Monthly	(132,811)
	1,252,159	1,182,128	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pinnacle Financial Partners, Inc. — Monthly	70,993
	2,164,206	2,296,973	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FLIR Systems, Inc. — Monthly	(131,105)
	602,082	613,287	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(11,012)
	1,292,275	1,232,517	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	57,325
	7,770,307	8,285,251	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Nike, Inc. Class B — Monthly	(508,974)
	20,668,611	22,938,577	—	9/20/18	3 month USD-LIBOR-BBA plus 0.30% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(2,223,877)
	3,352,005	3,217,887	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Snap-on, Inc. — Monthly	136,693
	547,842	652,653	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	McDermott International, Inc — Monthly	(104,390)
	1,872,095	1,860,213	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	West Pharmaceutical Services — Monthly	10,720
	1,493,409	1,510,489	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	KBR, Inc. — Monthly	(15,933)
	767,967	811,296	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varonis Systems, Inc.— Monthly	(42,739)
	1,526,264	1,551,664	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sabre Corp. — Monthly	(24,228)
	941,730	813,313	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	129,094
	427,672	425,525	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Luxoft Holding, Inc. — Monthly	2,454
	1,289,079	1,326,241	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	F.N.B. Corp. — Monthly	(36,215)
	614,112	654,334	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Select Medical Holdings Corp. — Monthly	(39,770)
	160,196,337	159,172,403	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	1,080,279
	471,513,665	469,258,493	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks— Quarterly*	(2,266,872)
	1,112,861	1,087,625	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	25,281
	796,166	786,183	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sensient Technologies Corp. — Monthly	10,025
	1,261,688	1,248,089	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LivaNova, PLC — Monthly	13,651
	1,689,344	1,647,390	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	42,015

	Credit Suisse International
	402,777	400,863	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,282)
	130,321	133,502	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,332
	73,672	75,220	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,137
	407,555	416,116	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11,824
	18,587	18,977	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	539
	16,290	16,688	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	542
	808,950	847,554	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	45,690
	89,973	94,267	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,082
	571,080	595,035	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	28,520
	359,485	368,259	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,951)
	63,007,044	61,932,868	—	7/26/18	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	1,083,892

	Deutsche Bank AG
	95,729,803	104,895,043	—	3/7/18	(3 month USD-LIBOR-BBA plus 0.31%) — Quarterly	DB Custom PT Long 15 PR Index — Quarterly*	8,949,040
	91,530,780	97,953,814	—	3/7/18	3 month USD-LIBOR-BBA minus 0.45% — Quarterly	DB Custom PT Short 15 PR Index — Quarterly*	(6,571,169)

	Goldman Sachs International
	111,333	111,204	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,199
	85,886	85,785	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	925
	246,083	247,492	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	4,372
	154,910	154,729	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,669
	492,643	491,580	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	30
	185,089	184,690	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	11
	1,080	1,086	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	19
	95,297	95,843	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,693
	674,868	673,413	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	41
	35,013	34,938	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
	93,342	93,141	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	6
	2,846	2,843	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	31
	122,010	121,868	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,314
	178,790	179,814	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,176
	21,417	21,939	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	712
	8,921,179	8,825,528	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	(97,101)
	577,703	605,271	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	32,629
	296,036	302,255	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,588)
	26,720,278	26,486,148	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy — Monthly	(238,473)
	364,925	370,143	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(8,013)
	17,403,660	17,190,013	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	(215,533)
	5,538,287	5,546,953	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	8,065
	341,209,092	342,613,821	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks— Monthly *	974,947
	319,579,871	321,382,436	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks— Monthly *	(1,615,064)
	308,615,345	313,644,945	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks— Monthly*	4,864,779
	9,997,620	10,300,186	—	12/12/18	1 month USD-LIBOR-BBA plus 0.46% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(293,593)

	JPMorgan Chase Bank N.A.
	146,563	150,141	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,872
	44,894	45,989	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,492
	314,911,207	318,353,603	—	12/12/18	1 month USD-LIBOR-BBA minus 0.55% — Monthly	A basket (JPCMPTSH) of common stocks— Monthly*	(3,414,213)

	JPMorgan Securities LLC
	314,226	329,894	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	18,337
	171,324	178,511	—	1/12/45	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,556)
	314,226	329,894	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,337)
	369,157	386,773	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,850)
	1,107,469	1,160,319	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(62,551)

	UBS AG
	160,360,075	162,454,044	—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(2,029,464)

	Upfront premium received		—		Unrealized appreciation		23,740,006

	Upfront premium (paid)		—		Unrealized (depreciation)		(73,517,797)

		Total	$—			Total	$(49,777,791)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF12) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Microsoft Corp.	Information Technology	212,560	20,195,328	4.20%
Alphabet, Inc. Class A	Information Technology	16,976	20,069,400	4.17%
JPMorgan Chase & Co.	Financials	130,635	15,110,562	3.14%
Apple, Inc.	Information Technology	69,531	11,641,621	2.42%
UnitedHealth Group, Inc.	Health Care	47,185	11,172,573	2.32%
Citigroup, Inc.	Financials	140,767	11,047,373	2.29%
Verizon Communications, Inc.	Telecommunication Services	203,139	10,983,714	2.28%
Boeing Co. (The)	Industrials	26,983	9,562,019	1.99%
Exxon Mobil Corp.	Energy	99,615	8,696,364	1.81%
Home Depot, Inc. (The)	Consumer Discretionary	40,787	8,194,055	1.70%
Lowe's Cos., Inc.	Consumer Discretionary	76,970	8,061,084	1.67%
Johnson & Johnson	Health Care	55,702	7,697,444	1.60%
Texas Instruments, Inc.	Information Technology	63,011	6,910,420	1.44%
PepsiCo, Inc.	Consumer Staples	53,371	6,420,585	1.33%
Union Pacific Corp.	Industrials	47,045	6,280,541	1.30%
Chevron Corp.	Energy	47,557	5,961,283	1.24%
NXP Semiconductor NV	Information Technology	47,067	5,663,139	1.18%
Valero Energy Corp.	Energy	56,187	5,392,249	1.12%
Anthem, Inc.	Health Care	19,361	4,798,546	1.00%
McDonald's Corp.	Consumer Discretionary	26,246	4,491,777	0.93%
IBM Corp.	Information Technology	26,845	4,394,496	0.91%
Northrop Grumman Corp.	Industrials	12,889	4,389,110	0.91%
Ralph Lauren Corp.	Consumer Discretionary	38,110	4,356,405	0.90%
HP, Inc.	Information Technology	180,060	4,199,003	0.87%
Facebook, Inc. Class A	Information Technology	22,404	4,187,040	0.87%
McKesson Corp.	Health Care	24,668	4,165,937	0.87%
Electronic Arts, Inc.	Information Technology	32,072	4,071,880	0.85%
Merck & Co., Inc.	Health Care	68,372	4,051,054	0.84%
L3 Technologies, Inc.	Industrials	18,270	3,881,735	0.81%
Humana, Inc.	Health Care	13,420	3,782,046	0.79%
Cigna Corp.	Health Care	17,616	3,670,242	0.76%
Celgene Corp.	Health Care	36,059	3,647,758	0.76%
Southwest Airlines Co.	Industrials	59,459	3,615,113	0.75%
Eli Lilly & Co.	Health Care	43,802	3,567,685	0.74%
Tyson Foods, Inc. Class A	Consumer Staples	46,870	3,567,268	0.74%
Entergy Corp.	Utilities	45,253	3,560,945	0.74%
Walgreens Boots Alliance, Inc.	Consumer Staples	46,447	3,495,604	0.73%
Cummins, Inc.	Industrials	17,768	3,340,440	0.69%
Prudential Financial, Inc.	Financials	27,866	3,311,071	0.69%
Kimberly-Clark Corp.	Consumer Staples	27,895	3,263,766	0.68%
AbbVie, Inc.	Health Care	28,989	3,253,194	0.68%
Intuit, Inc.	Information Technology	19,357	3,250,095	0.68%
Discovery Communications, Inc. Class A	Consumer Discretionary	129,220	3,239,534	0.67%
Williams Cos., Inc. (The)	Energy	101,797	3,195,399	0.66%
Marathon Petroleum Corp.	Energy	44,563	3,086,854	0.64%
E*Trade Financial Corp.	Financials	58,299	3,072,353	0.64%
Procter & Gamble Co. (The)	Consumer Staples	35,110	3,031,429	0.63%
Sherwin-Williams Co. (The)	Materials	7,246	3,022,205	0.63%
Sysco Corp.	Consumer Staples	47,111	2,961,872	0.62%
Walt Disney Co. (The)	Consumer Discretionary	26,829	2,915,519	0.61%
A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	117,672	13,611,118	2.90%
Alphabet, Inc. Class A	Information Technology	9,962	11,777,214	2.51%
McDonald's Corp.	Consumer Discretionary	53,774	9,202,799	1.96%
Apple, Inc.	Information Technology	51,794	8,671,940	1.85%
Raytheon Co.	Industrials	40,760	8,516,448	1.81%
Northrop Grumman Corp.	Industrials	24,990	8,509,714	1.81%
Texas Instruments, Inc.	Information Technology	77,563	8,506,324	1.81%
PNC Financial Services Group, Inc. (The)	Financials	53,615	8,472,320	1.81%
Time Warner, Inc.	Consumer Discretionary	88,734	8,460,749	1.80%
American Express Co.	Financials	84,481	8,397,401	1.79%
Danaher Corp.	Health Care	80,450	8,147,980	1.74%
eBay, Inc.	Information Technology	199,830	8,109,106	1.73%
Exxon Mobil Corp.	Energy	91,413	7,980,355	1.70%
Humana, Inc.	Health Care	27,623	7,784,853	1.66%
Intuit, Inc.	Information Technology	46,004	7,724,119	1.65%
Cognizant Technology Solutions Corp. Class A	Information Technology	98,877	7,710,413	1.64%
Constellation Brands, Inc. Class A	Consumer Staples	34,963	7,673,275	1.64%
Occidental Petroleum Corp.	Energy	100,607	7,542,482	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	71,590	7,497,625	1.60%
Pfizer, Inc.	Health Care	191,510	7,093,521	1.51%
Honeywell International, Inc.	Industrials	44,184	7,054,918	1.50%
American Electric Power Co., Inc.	Utilities	97,564	6,710,444	1.43%
TJX Cos., Inc. (The)	Consumer Discretionary	80,372	6,455,459	1.38%
Kimberly-Clark Corp.	Consumer Staples	54,115	6,331,402	1.35%
Johnson & Johnson	Health Care	45,431	6,278,082	1.34%
Baxter International, Inc.	Health Care	79,942	5,758,214	1.23%
Norfolk Southern Corp.	Industrials	35,815	5,403,749	1.15%
Allstate Corp. (The)	Financials	54,496	5,382,530	1.15%
Walt Disney Co. (The)	Consumer Discretionary	47,834	5,198,110	1.11%
Microsoft Corp.	Information Technology	54,608	5,188,334	1.11%
Duke Energy Corp.	Utilities	65,938	5,176,148	1.10%
Facebook, Inc. Class A	Information Technology	26,392	4,932,345	1.05%
Verizon Communications, Inc.	Telecommunication Services	90,974	4,918,980	1.05%
General Dynamics Corp.	Industrials	22,084	4,913,302	1.05%
HP, Inc.	Information Technology	206,812	4,822,855	1.03%
Fidelity National Information Services, Inc.	Information Technology	46,825	4,793,000	1.02%
Marathon Petroleum Corp.	Energy	68,785	4,764,757	1.02%
Crown Holdings, Inc.	Materials	75,577	4,387,264	0.93%
Applied Materials, Inc.	Information Technology	78,888	4,230,789	0.90%
F5 Networks, Inc.	Information Technology	29,146	4,212,780	0.90%
Sysco Corp.	Consumer Staples	66,126	4,157,318	0.89%
Kinder Morgan, Inc.	Energy	223,705	4,022,213	0.86%
NetApp, Inc.	Information Technology	65,385	4,021,195	0.86%
Harris Corp.	Industrials	25,142	4,007,185	0.85%
Monster Beverage Corp.	Consumer Staples	57,261	3,906,951	0.83%
Ross Stores, Inc.	Consumer Discretionary	46,758	3,852,426	0.82%
Waste Management, Inc.	Industrials	43,119	3,812,979	0.81%
Red Hat, Inc.	Information Technology	28,624	3,760,600	0.80%
Travelers Cos., Inc. (The)	Financials	24,618	3,690,771	0.79%
Merck & Co., Inc.	Health Care	57,925	3,432,075	0.73%
DB CUSTOM PT LONG 15 PR INDEX
				Percentage
Common stocks	Sector	Shares	Value	value

Deutsche Lufthansa AG (Germany)	Industrials	216,376	7,746,867	7.39%
Flight Centre Travel Group, Ltd. (Australia)	Consumer Discretionary	145,838	6,026,232	5.75%
Covestro AG (Germany)	Materials	45,439	5,240,534	5.00%
Credit Agricole SA (France)	Financials	256,189	4,843,069	4.62%
3i Group PLC (United Kingdom)	Financials	363,944	4,820,431	4.60%
Anglo American PLC (United Kingdom)	Materials	198,200	4,815,703	4.59%
Qantas Airways, Ltd. (Australia)	Industrials	1,103,085	4,707,284	4.49%
JX Holdings, Inc. (Japan)	Energy	676,456	4,485,540	4.28%
Deutsche Post AG (Germany)	Industrials	91,743	4,350,987	4.15%
AXA SA (France)	Financials	130,691	4,313,603	4.11%
Persimmon PLC (United Kingdom)	Consumer Discretionary	120,305	4,280,415	4.08%
E.ON SE (Germany)	Utilities	403,325	4,250,154	4.05%
Rio Tinto PLC (United Kingdom)	Materials	76,164	4,247,900	4.05%
Societe Generale SA (France)	Financials	68,808	4,016,278	3.83%
Medipal Holdings Corp. (Japan)	Health Care	194,306	3,802,270	3.62%
Bayer AG (Germany)	Health Care	28,562	3,750,930	3.58%
Peugeot SA (France)	Consumer Discretionary	164,013	3,696,131	3.52%
Japan Airlines Co., Ltd. (Japan)	Industrials	96,936	3,652,591	3.48%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	81,357	3,635,757	3.47%
Marks & Spencer Group PLC (United Kingdom)	Consumer Discretionary	760,345	3,257,802	3.11%
Mizuho Financial Group, Inc. (Japan)	Financials	1,712,832	3,221,514	3.07%
Sanofi (France)	Health Care	36,351	3,220,634	3.07%
Harvey Norman Holdings, Ltd. (Australia)	Consumer Discretionary	852,954	3,121,872	2.98%
Coca-Cola Amatil, Ltd. (Australia)	Consumer Staples	407,219	2,763,270	2.63%
Fortescue Metals Group, Ltd. (Australia)	Materials	653,822	2,625,984	2.50%

	DB CUSTOM PT SHORT 15 PR INDEX†
					Percentage
	Common stocks	Sector	Shares	Value	value

	Infineon Technologies AG (Germany)	Information Technology	174,831	5,098,600	5.21%
	Groupe Eurotunnel SA (France)	Industrials	343,603	4,836,894	4.94%
	Accor SA (France)	Consumer Discretionary	80,492	4,597,492	4.69%
	Santos, Ltd. (Australia)	Energy	1,112,167	4,592,942	4.69%
	Cobham PLC (United Kingdom)	Industrials	2,436,134	4,529,577	4.62%
	Dassault Systemes SA (France)	Information Technology	38,948	4,506,452	4.60%
	Adidas AG (Germany)	Consumer Discretionary	18,608	4,341,883	4.43%
	Royal Bank of Scotland Group PLC (United Kingdom)	Financials	1,057,208	4,325,289	4.42%
	Air Liquide SA (France)	Materials	31,894	4,312,846	4.40%
	Symrise AG (Germany)	Materials	51,065	4,285,025	4.37%
	Weir Group PLC (The) (United Kingdom)	Industrials	134,824	4,235,253	4.32%
	Hamamatsu Photonics KK (Japan)	Information Technology	107,755	3,978,305	4.06%
	SAP AG (Germany)	Information Technology	33,755	3,819,385	3.90%
	Sydney Airport (Australia)	Industrials	674,657	3,720,327	3.80%
	MAN SE (Germany)	Industrials	30,725	3,666,855	3.74%
	Aeon Co., Ltd. (Japan)	Consumer Staples	213,346	3,630,524	3.71%
	Transurban Group (Units) (Australia)	Industrials	372,435	3,624,986	3.70%
	Ono Pharmaceutical Co., Ltd. (Japan)	Health Care	144,356	3,563,437	3.64%
	Odakyu Electric Railway Co., Ltd. (Japan)	Industrials	159,252	3,501,485	3.57%
	Fresnillo PLC (Mexico)	Materials	176,994	3,382,779	3.45%
	Zodiac Aerospace (France)	Industrials	108,187	3,373,400	3.44%
	APA Group (Units) (Australia)	Utilities	484,247	3,160,477	3.23%
	Asics Corp. (Japan)	Consumer Discretionary	181,322	2,983,412	3.05%
	Inmarsat PLC (United Kingdom)	Telecommunication Services	376,948	2,489,900	2.54%

†	Excludes cash component.

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Royal Dutch Shell PLC Class A (United Kingdom)	Energy	90,121	3,150,984	0.92%
Repsol SA (Spain)	Energy	160,887	3,027,195	0.88%
Total SA (France)	Energy	52,152	3,019,605	0.88%
Avery Dennison Corp.	Materials	24,599	3,017,780	0.88%
Synopsys, Inc.	Information Technology	32,401	3,000,668	0.88%
PepsiCo, Inc.	Consumer Staples	24,600	2,959,386	0.86%
Monsanto Co.	Materials	24,250	2,953,646	0.86%
Bank of Nova Scotia (The) (Canada)	Financials	42,013	2,791,326	0.81%
Torchmark Corp.	Financials	30,659	2,785,340	0.81%
Eversource Energy	Utilities	43,707	2,757,489	0.80%
Allianz SE (Germany)	Financials	10,911	2,756,776	0.80%
Cigna Corp.	Health Care	12,933	2,694,587	0.79%
WEC Energy Group, Inc.	Utilities	41,341	2,658,214	0.78%
Xcel Energy, Inc.	Utilities	55,438	2,530,169	0.74%
Valero Energy Corp.	Energy	25,811	2,477,092	0.72%
NextEra Energy, Inc.	Utilities	15,536	2,461,146	0.72%
ING Groep NV (Netherlands)	Financials	122,080	2,399,325	0.70%
Raytheon Co.	Industrials	11,445	2,391,345	0.70%
Swiss Life Holding AG (Switzerland)	Financials	6,187	2,323,150	0.68%
AXA SA (France)	Financials	68,843	2,264,591	0.66%
ITOCHU Corp. (Japan)	Industrials	115,328	2,259,650	0.66%
Japan Post Bank Co., Ltd. (Japan)	Financials	162,316	2,190,083	0.64%
Royal Bank of Canada (Canada)	Financials	25,067	2,146,385	0.63%
Honeywell International, Inc.	Industrials	13,434	2,145,044	0.63%
Swisscom AG (Switzerland)	Telecommunication Services	3,760	2,053,835	0.60%
Baloise Holding AG (Switzerland)	Financials	12,531	2,050,393	0.60%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer Discretionary	36,008	2,027,674	0.59%
Beiersdorf AG (Germany)	Consumer Staples	16,583	1,966,250	0.57%
Canadian National Railway Co. (Canada)	Industrials	24,480	1,962,005	0.57%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	8,284	1,949,500	0.57%
Canadian Imperial Bank of Commerce (Canada)	Financials	19,535	1,935,409	0.56%
Exxon Mobil Corp.	Energy	21,661	1,890,986	0.55%
Ingredion, Inc.	Consumer Staples	13,080	1,878,806	0.55%
Lockheed Martin Corp.	Industrials	5,214	1,850,329	0.54%
SBI Holdings, Inc. (Japan)	Financials	75,331	1,820,993	0.53%
Accenture PLC Class A	Information Technology	11,262	1,809,824	0.53%
AGNC Investment Corp. (R)	Financials	95,437	1,793,254	0.52%
Phillips 66	Energy	17,045	1,745,386	0.51%
Atmos Energy Corp.	Utilities	21,023	1,742,842	0.51%
Danaher Corp.	Health Care	17,098	1,731,724	0.51%
Klepierre (R) (France)	Real Estate	37,780	1,725,667	0.50%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer Discretionary	18,209	1,682,022	0.49%
Time Warner, Inc.	Consumer Discretionary	17,426	1,661,555	0.48%
Eni SpA (Italy)	Energy	91,944	1,653,625	0.48%
NN Group NV (Netherlands)	Financials	34,921	1,647,525	0.48%
Hilton Worldwide Holdings, Inc.	Consumer Discretionary	19,179	1,642,663	0.48%
Baxter International, Inc.	Health Care	22,404	1,613,735	0.47%
Mitsui & Co., Ltd. (Japan)	Industrials	91,711	1,607,910	0.47%
UnitedHealth Group, Inc.	Health Care	6,756	1,599,750	0.47%
Amphenol Corp. Class A	Information Technology	17,201	1,595,696	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

U.S. Bancorp	Financials	51,357	2,934,564	0.91%
Berkshire Hathaway, Inc. Class B	Financials	13,225	2,835,082	0.88%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	23,582	2,668,375	0.83%
Dominion Energy, Inc.	Utilities	32,542	2,487,532	0.77%
PNC Financial Services Group, Inc. (The)	Financials	14,066	2,222,764	0.69%
Ball Corp.	Materials	57,713	2,209,270	0.69%
Wells Fargo & Co.	Financials	33,483	2,202,521	0.69%
JPMorgan Chase & Co.	Financials	17,912	2,071,891	0.64%
Heineken NV (Netherlands)	Consumer Staples	18,226	2,049,203	0.64%
Ferrovial SA (Spain)	Industrials	86,187	1,976,926	0.62%
Cincinnati Financial Corp.	Financials	25,436	1,956,033	0.61%
W.R. Berkley Corp.	Financials	26,751	1,952,288	0.61%
Bouygues SA (France)	Industrials	33,176	1,844,051	0.57%
Markel Corp.	Financials	1,556	1,786,207	0.56%
Alleghany Corp.	Financials	2,838	1,781,227	0.55%
Realty Income Corp. (R)	Real Estate	33,362	1,774,515	0.55%
Aeon Co., Ltd. (Japan)	Consumer Staples	103,859	1,767,127	0.55%
Enbridge, Inc. (Canada)	Energy	48,173	1,763,585	0.55%
Prudential PLC (United Kingdom)	Financials	64,166	1,736,469	0.54%
Novartis AG (Switzerland)	Health Care	18,974	1,716,465	0.53%
Huntington Bancshares, Inc.	Financials	105,798	1,711,808	0.53%
Telefonica SA (Spain)	Telecommunication Services	165,605	1,696,869	0.53%
HCA Healthcare, Inc.	Health Care	16,618	1,681,048	0.52%
Brookfield Asset Management, Inc. (Canada)	Financials	40,051	1,676,286	0.52%
Continental AG (Germany)	Consumer Discretionary	5,552	1,666,177	0.52%
W.R. Grace & Co.	Materials	22,261	1,643,292	0.51%
Accor SA (France)	Consumer Discretionary	28,839	1,641,654	0.51%
Duke Energy Corp.	Utilities	20,256	1,590,134	0.49%
M&T Bank Corp.	Financials	8,267	1,577,114	0.49%
CNH Industrial NV (United Kingdom)	Industrials	104,554	1,546,671	0.48%
Eisai Co., Ltd. (Japan)	Health Care	27,091	1,546,229	0.48%
Airbus SE (France)	Industrials	13,420	1,541,174	0.48%
Pembina Pipeline Corp. (Canada)	Energy	44,997	1,533,932	0.48%
BB&T Corp.	Financials	27,627	1,524,722	0.47%
American International Group, Inc.	Financials	23,835	1,523,519	0.47%
Svenska Handelsbanken AB (Sweden)	Financials	104,631	1,522,348	0.47%
Emera, Inc. (Canada)	Utilities	41,038	1,518,079	0.47%
Credit Suisse Group AG (Switzerland)	Financials	77,693	1,499,189	0.47%
Suncor Energy, Inc. (Canada)	Energy	41,262	1,494,838	0.47%
American Electric Power Co., Inc.	Utilities	21,552	1,482,354	0.46%
Arthur J. Gallagher & Co.	Financials	21,498	1,468,768	0.46%
ServiceNow, Inc.	Information Technology	9,781	1,456,040	0.45%
Johnson Controls International PLC	Industrials	36,941	1,445,516	0.45%
SAP AG (Germany)	Information Technology	12,785	1,441,763	0.45%
People's United Financial, Inc.	Financials	73,297	1,441,762	0.45%
Symrise AG (Germany)	Materials	16,987	1,420,616	0.44%
Chubb, Ltd.	Financials	9,074	1,416,843	0.44%
salesforce.com, Inc.	Information Technology	12,321	1,403,541	0.44%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	15,324	1,402,768	0.44%
Bureau Veritas SA (France)	Industrials	47,657	1,396,969	0.43%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Becton Dickinson and Co.	Health Care	34,201	8,308,886	2.65%
BlackRock, Inc.	Financials	11,765	6,609,708	2.11%
Danaher Corp.	Health Care	64,646	6,547,381	2.09%
Kraft Heinz Co. (The)	Consumer Staples	76,887	6,027,204	1.92%
Invesco, Ltd.	Financials	159,612	5,766,773	1.84%
Bank of America Corp.	Financials	177,264	5,672,442	1.81%
Amazon.com, Inc.	Consumer Discretionary	3,781	5,486,032	1.75%
PepsiCo, Inc.	Consumer Staples	45,582	5,483,530	1.75%
Honeywell International, Inc.	Industrials	31,657	5,054,700	1.61%
Visa, Inc. Class A	Information Technology	38,931	4,836,453	1.54%
SunTrust Banks, Inc.	Financials	66,704	4,715,972	1.50%
W.R. Grace & Co.	Materials	61,282	4,523,826	1.44%
Intuitive Surgical, Inc.	Health Care	10,290	4,441,749	1.42%
Agilent Technologies, Inc.	Health Care	51,186	3,758,591	1.20%
Intercontinental Exchange, Inc.	Financials	49,728	3,671,930	1.17%
Raytheon Co.	Industrials	17,303	3,615,379	1.15%
Boston Scientific Corp.	Health Care	126,030	3,523,793	1.12%
Sherwin-Williams Co. (The)	Materials	8,402	3,504,617	1.12%
Fortive Corp.	Industrials	44,684	3,396,915	1.08%
Jazz Pharmaceuticals PLC	Health Care	22,795	3,322,147	1.06%
Bio-Rad Laboratories, Inc. Class A	Health Care	12,256	3,168,422	1.01%
DowDuPont, Inc.	Materials	40,086	3,029,690	0.97%
CF Industries Holdings, Inc.	Materials	70,959	3,011,485	0.96%
Alphabet, Inc. Class C	Information Technology	2,444	2,859,359	0.91%
Hartford Financial Services Group, Inc. (The)	Financials	48,146	2,829,055	0.90%
Northrop Grumman Corp.	Industrials	8,052	2,741,991	0.87%
Sealed Air Corp.	Materials	54,642	2,587,293	0.82%
Assured Guaranty, Ltd.	Financials	71,853	2,557,233	0.82%
O'Reilly Automotive, Inc.	Consumer Discretionary	9,291	2,459,336	0.78%
Costco Wholesale Corp.	Consumer Staples	12,539	2,443,545	0.78%
Amgen, Inc.	Health Care	12,886	2,397,374	0.76%
Republic Services, Inc.	Industrials	34,310	2,360,495	0.75%
L Brands, Inc.	Consumer Discretionary	47,073	2,357,889	0.75%
KKR & Co. LP	Financials	97,883	2,357,033	0.75%
Albemarle Corp.	Materials	21,076	2,351,840	0.75%
Rockwell Automation, Inc.	Industrials	11,240	2,217,536	0.71%
Alcoa Corp.	Materials	42,314	2,201,156	0.70%
American Financial Group, Inc.	Financials	19,414	2,200,355	0.70%
Fortune Brands Home & Security, Inc.	Industrials	30,289	2,148,419	0.68%
TJX Cos., Inc. (The)	Consumer Discretionary	26,564	2,133,588	0.68%
Cummins, Inc.	Industrials	11,285	2,121,616	0.68%
Molson Coors Brewing Co. Class B	Consumer Staples	25,185	2,116,042	0.67%
Investors Bancorp, Inc.	Financials	153,838	2,106,039	0.67%
Dover Corp.	Industrials	19,564	2,077,923	0.66%
Alibaba Group Holding, Ltd. ADR (China)	Information Technology	10,133	2,069,994	0.66%
Norfolk Southern Corp.	Industrials	13,476	2,033,210	0.65%
American International Group, Inc.	Financials	31,267	1,998,562	0.64%
Kimberly-Clark Corp.	Consumer Staples	17,070	1,997,182	0.64%
Ares Capital Corp.	Financials	124,849	1,991,338	0.63%
General Dynamics Corp.	Industrials	8,921	1,984,714	0.63%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Thermo Fisher Scientific, Inc.	Health Care	31,855	7,138,972	2.24%
Archer-Daniels-Midland Co.	Consumer Staples	143,660	6,170,180	1.94%
CME Group, Inc.	Financials	39,440	6,053,184	1.90%
Franklin Resources, Inc.	Financials	136,549	5,791,050	1.82%
Medtronic PLC	Health Care	63,836	5,482,852	1.72%
WestRock Co.	Materials	78,644	5,240,026	1.65%
Netflix, Inc.	Consumer Discretionary	16,340	4,416,692	1.39%
United Parcel Service, Inc. Class B	Industrials	34,440	4,384,921	1.38%
Praxair, Inc.	Materials	25,283	4,083,020	1.28%
Fiserv, Inc.	Information Technology	27,763	3,910,126	1.23%
Progressive Corp. (The)	Financials	70,986	3,840,355	1.21%
Hill-Rom Holdings, Inc.	Health Care	44,143	3,766,691	1.18%
Phillips 66	Energy	32,443	3,322,161	1.04%
Michael Kors Holdings, Ltd.	Consumer Discretionary	49,823	3,288,303	1.03%
Travelers Cos., Inc. (The)	Financials	21,624	3,241,939	1.02%
Target Corp.	Consumer Discretionary	41,748	3,140,255	0.99%
Xcel Energy, Inc.	Utilities	65,764	3,001,460	0.94%
Varian Medical Systems, Inc.	Health Care	23,292	2,969,768	0.93%
Kohl's Corp.	Consumer Discretionary	44,725	2,896,832	0.91%
Coca-Cola Co. (The)	Consumer Staples	60,523	2,880,284	0.90%
Lockheed Martin Corp.	Industrials	7,822	2,775,642	0.87%
T Rowe Price Group, Inc.	Financials	24,395	2,723,197	0.86%
Procter & Gamble Co. (The)	Consumer Staples	31,121	2,687,026	0.84%
Ecolab, Inc.	Materials	19,501	2,684,918	0.84%
NVIDIA Corp.	Information Technology	10,863	2,670,195	0.84%
Deere & Co.	Industrials	15,972	2,658,014	0.83%
STERIS PLC (United Kingdom)	Health Care	29,137	2,649,160	0.83%
WEC Energy Group, Inc.	Utilities	41,197	2,648,978	0.83%
Aflac, Inc.	Financials	29,184	2,574,030	0.81%
Stryker Corp.	Health Care	15,506	2,548,848	0.80%
Altria Group, Inc.	Consumer Staples	36,082	2,538,033	0.80%
Dominion Energy, Inc.	Utilities	32,755	2,503,782	0.79%
Textron, Inc.	Industrials	42,413	2,488,395	0.78%
Intel Corp.	Information Technology	51,455	2,477,047	0.78%
PerkinElmer, Inc.	Health Care	30,548	2,448,712	0.77%
Boeing Co. (The)	Industrials	6,732	2,385,663	0.75%
Duke Energy Corp.	Utilities	29,648	2,327,394	0.73%
Consolidated Edison, Inc.	Utilities	28,219	2,267,694	0.71%
Invitation Homes, Inc.	Real Estate	97,876	2,201,238	0.69%
Brighthouse Financial, Inc.	Financials	32,691	2,100,721	0.66%
Advanced Micro Devices, Inc.	Information Technology	148,632	2,042,204	0.64%
LyondellBasell Industries NV Class A	Materials	16,884	2,023,343	0.64%
FedEx Corp.	Industrials	7,662	2,011,018	0.63%
Commerce Bancshares, Inc./MO	Financials	34,254	2,004,229	0.63%
Illinois Tool Works, Inc.	Industrials	11,529	2,002,254	0.63%
Baker Hughes a GE Co.	Energy	62,224	2,000,491	0.63%
Prudential Financial, Inc.	Financials	16,079	1,910,512	0.60%
Brown-Forman Corp. Class B	Consumer Staples	27,138	1,880,635	0.59%
Home Depot, Inc. (The)	Consumer Discretionary	9,260	1,860,320	0.58%
Spirit AeroSystems Holdings, Inc. Class A	Industrials	17,861	1,828,214	0.57%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$2,153	$383,000	$39,870	1/17/47	300 bp — Monthly	$(37,494)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	52,811	372,000	55,168	5/11/63	300 bp — Monthly	(2,139)
	CMBX NA BBB-.6 Index	BBB-/P	32,612	240,000	35,592	5/11/63	300 bp — Monthly	(2,840)
	CMBX NA BBB-.6 Index	BBB-/P	457,962	2,800,000	415,240	5/11/63	300 bp — Monthly	44,355

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	46,096	364,000	53,981	5/11/63	300 bp — Monthly	(7,672)
	CMBX NA BBB-.6 Index	BBB-/P	71,861	627,000	92,984	5/11/63	300 bp — Monthly	(20,757)
	CMBX NA BBB-.6 Index	BBB-/P	72,306	684,000	101,437	5/11/63	300 bp — Monthly	(28,732)
	CMBX NA BBB-.6 Index	BBB-/P	116,901	1,019,000	151,118	5/11/63	300 bp — Monthly	(33,623)
	CMBX NA BBB-.6 Index	BBB-/P	721,671	4,500,000	667,350	5/11/63	300 bp — Monthly	56,946
	CMBX NA BBB-.6 Index	BBB-/P	1,456,026	9,100,000	1,349,530	5/11/63	300 bp — Monthly	111,805
	CMBX NA BBB-.6 Index	BBB-/P	1,227,985	11,485,000	1,703,226	5/11/63	300 bp — Monthly	(468,541)
	CMBX NA BBB-.7 Index	BBB-/P	1,777,357	24,046,000	2,503,189	1/17/47	300 bp — Monthly	(711,805)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	9,011	104,000	15,423	5/11/63	300 bp — Monthly	(6,352)
	CMBX NA BBB-.6 Index	BBB-/P	9,029	107,000	15,868	5/11/63	300 bp — Monthly	(6,776)
	CMBX NA BBB-.6 Index	BBB-/P	10,287	130,000	19,279	5/11/63	300 bp — Monthly	(8,917)
	CMBX NA BBB-.6 Index	BBB-/P	17,388	158,000	23,431	5/11/63	300 bp — Monthly	(5,952)
	CMBX NA BBB-.6 Index	BBB-/P	13,418	159,000	23,580	5/11/63	300 bp — Monthly	(10,069)
	CMBX NA BBB-.6 Index	BBB-/P	28,789	258,000	38,261	5/11/63	300 bp — Monthly	(9,322)
	CMBX NA BBB-.6 Index	BBB-/P	28,789	258,000	38,261	5/11/63	300 bp — Monthly	(9,322)
	CMBX NA BBB-.6 Index	BBB-/P	17,645	259,000	38,410	5/11/63	300 bp — Monthly	(20,614)
	CMBX NA BBB-.6 Index	BBB-/P	38,735	279,000	41,376	5/11/63	300 bp — Monthly	(2,478)
	CMBX NA BBB-.6 Index	BBB-/P	26,423	306,000	45,380	5/11/63	300 bp — Monthly	(18,778)
	CMBX NA BBB-.6 Index	BBB-/P	59,008	712,000	105,590	5/11/63	300 bp — Monthly	(46,166)
	CMBX NA BBB-.6 Index	BBB-/P	81,117	728,000	107,962	5/11/63	300 bp — Monthly	(26,421)
	CMBX NA BBB-.6 Index	BBB-/P	43,204	871,000	129,169	5/11/63	300 bp — Monthly	(85,457)
	CMBX NA BBB-.6 Index	BBB-/P	54,404	1,043,000	154,677	5/11/63	300 bp — Monthly	(99,665)
	CMBX NA BBB-.6 Index	BBB-/P	144,209	1,332,000	197,536	5/11/63	300 bp — Monthly	(52,549)
	CMBX NA BBB-.6 Index	BBB-/P	290,924	2,639,000	391,364	5/11/63	300 bp — Monthly	(98,900)
	CMBX NA BBB-.7 Index	BBB-/P	309,925	4,193,000	436,491	1/17/47	300 bp — Monthly	(124,120)
	CMBX NA BBB-.7 Index	BBB-/P	879,902	12,624,000	1,314,158	1/17/47	300 bp — Monthly	(426,892)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	24,622	173,000	25,656	5/11/63	300 bp — Monthly	(933)
	CMBX NA BBB-.6 Index	BBB-/P	8,396	64,000	9,491	5/11/63	300 bp — Monthly	(1,058)
	CMBX NA BBB-.6 Index	BBB-/P	16,271	125,000	18,538	5/11/63	300 bp — Monthly	(2,193)
	CMBX NA BBB-.6 Index	BBB-/P	22,000	176,000	26,101	5/11/63	300 bp — Monthly	(3,998)
	CMBX NA BBB-.6 Index	BBB-/P	27,778	215,000	31,885	5/11/63	300 bp — Monthly	(3,981)
	CMBX NA BBB-.6 Index	BBB-/P	32,836	250,000	37,075	5/11/63	300 bp — Monthly	(4,094)
	CMBX NA BBB-.6 Index	BBB-/P	44,073	419,000	62,138	5/11/63	300 bp — Monthly	(17,820)
	CMBX NA BBB-.6 Index	BBB-/P	50,462	427,000	63,324	5/11/63	300 bp — Monthly	(12,613)
	CMBX NA BBB-.6 Index	BBB-/P	57,483	480,000	71,184	5/11/63	300 bp — Monthly	(13,421)
	CMBX NA BBB-.6 Index	BBB-/P	85,616	551,000	81,713	5/11/63	300 bp — Monthly	4,224
	CMBX NA BBB-.6 Index	BBB-/P	85,183	774,000	114,784	5/11/63	300 bp — Monthly	(29,150)
	CMBX NA BBB-.6 Index	BBB-/P	164,940	1,170,000	173,511	5/11/63	300 bp — Monthly	(7,889)
	CMBX NA BBB-.6 Index	BBB-/P	144,245	1,271,000	188,489	5/11/63	300 bp — Monthly	(43,505)
	CMBX NA BBB-.6 Index	BBB-/P	148,839	1,327,000	196,794	5/11/63	300 bp — Monthly	(47,181)
	CMBX NA BBB-.6 Index	BBB-/P	146,300	1,332,000	197,536	5/11/63	300 bp — Monthly	(50,458)
	CMBX NA BBB-.6 Index	BBB-/P	1,363,481	8,300,000	1,230,890	5/11/63	300 bp — Monthly	137,434
	CMBX NA BBB-.6 Index	BBB-/P	1,561,199	8,874,000	1,316,014	5/11/63	300 bp — Monthly	250,361

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	290,483	2,100,000	311,430	5/11/63	300 bp — Monthly	(19,722)

	Upfront premium received		12,372,155			Unrealized appreciation		605,125

	Upfront premium (paid)		—			Unrealized (depreciation)		(2,630,369)

	Total		$12,372,155				Total	$(2,025,244)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(52,906)	$324,000	$59,292	1/17/47	(500 bp) — Monthly	$6,071
	CMBX NA BB.7 Index	(50,886)	324,000	59,292	1/17/47	(500 bp) — Monthly	8,091

	Credit Suisse International
	CMBX NA BB.7 Index	(114,569)	6,491,000	1,563,033	5/11/63	(500 bp) — Monthly	1,442,153
	CMBX NA BB.7 Index	(35,365)	215,000	39,345	1/17/47	(500 bp) — Monthly	3,771

	Goldman Sachs International
	CMBX NA BB.6 Index	(356,104)	3,481,000	838,225	5/11/63	(500 bp) — Monthly	478,737
	CMBX NA BB.7 Index	(89,586)	592,000	108,336	1/17/47	(500 bp) — Monthly	18,175
	CMBX NA BB.7 Index	(190,224)	1,042,000	190,686	1/17/47	(500 bp) — Monthly	(551)
	CMBX NA BB.7 Index	(94,538)	577,000	105,591	1/17/47	(500 bp) — Monthly	10,492

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(229,896)	1,150,000	210,450	1/17/47	(500 bp) — Monthly	(20,565)
	CMBX NA BB.7 Index	(192,281)	1,042,000	190,686	1/17/47	(500 bp) — Monthly	(2,608)
	CMBX NA BB.7 Index	(99,400)	635,000	116,205	1/17/47	(500 bp) — Monthly	16,188
	CMBX NA BB.7 Index	(50,886)	324,000	59,292	1/17/47	(500 bp) — Monthly	8,091
	CMBX NA BB.7 Index	(19,164)	118,000	21,594	1/17/47	(500 bp) — Monthly	2,315
	CMBX NA BBB-.7 Index	(431,632)	3,935,000	409,634	1/17/47	(300 bp) — Monthly	(24,294)
	CMBX NA BBB-.7 Index	(130,562)	1,170,000	121,797	1/17/47	(300 bp) — Monthly	(9,448)
	CMBX NA BBB-.7 Index	(31,202)	580,000	60,378	1/17/47	(300 bp) — Monthly	28,838
	CMBX NA BBB-.7 Index	(57,721)	551,000	57,359	1/17/47	(300 bp) — Monthly	(683)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(213,969)	2,100,000	218,610	1/17/47	(300 bp) — Monthly	3,416
	CMBX NA BB.7 Index	(67,176)	359,000	65,697	1/17/47	(500 bp) — Monthly	(1,828)

	Upfront premium received	—				Unrealized appreciation	2,026,338

	Upfront premium (paid)	(2,508,067)				Unrealized (depreciation)	(59,977)

	Total	$(2,508,067)				Total	$1,966,361

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(2,768,427)	$35,150,000	$2,941,176	12/20/22	500 bp — Quarterly	$382,673

	Total		$(2,768,427)					$382,673

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$7,756,375	$104,110,000	$8,711,404	12/20/22	(500 bp) — Quarterly	$(1,576,797)

	Total	$7,756,375					$(1,576,797)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,194,700,295.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $142,973, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$60,230,600	$196,061,558	$210,630,108	$134,717	$45,662,050
	Putnam Short Term Investment Fund**	232,990,107	88,500,892	89,000,000	741,695	232,490,999
	Total Short-term investments	$293,220,707	$284,562,450	$299,630,108	$876,412	$278,153,049
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $45,662,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $44,701,294.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,806,023..
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $69,068,470.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,859,266.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $214,881,590 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.6%
	China	5.9
	South Korea	2.8
	United Kingdom	1.8
	Taiwan	1.7
	Germany	1.6
	South Africa	1.5
	India	1.4
	Brazil	1.3
	Canada	1.1
	Japan	1.1
	Thailand	0.9
	Indonesia	0.8
	Portugal	0.8
	Turkey	0.6
	Malaysia	0.5
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $146,744,321, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts tomanage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts tohedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,187,494 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $63,555,363 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $69,068,470 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$23,732,840	$—	$—
Capital goods	6,824,623	—	—
Communication services	25,498,672	—	—
Consumer cyclicals	30,703,160	—	—
Consumer staples	6,258,049	—	—
Energy	12,047,931	—	—
Financials	63,358,076	—	—
Health care	5,238,017	—	—
Technology	58,026,669	—	—
Transportation	3,768,721	15,072	—
Utilities and power	10,712,415	11,314	—
Total common stocks	246,169,173	26,386	—
Asset-backed securities	—	1,873,333	—
Commodity linked notes	—	89,369,158	—
Convertible bonds and notes	—	127,901	—
Corporate bonds and notes	—	65,089,663	—
Foreign government and agency bonds and notes		9,351,684
Investment companies	121,609,637	—	—
Mortgage-backed securities	—	92,514,952	—
Purchased options outstanding	—	5,863,255	—
Purchased swap options outstanding	—	1,312,038	—
Senior loans	—	22,691,430	—
U.S. government and agency mortgage obligations	—	253,971,544	—
U.S. treasury obligations	—	253,992	—
Warrants	6,990	3,025,755	—
Short-term investments	238,080,999	403,263,148	—

Totals by level	$605,866,799	$948,734,239	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,655,215)	$—
Futures contracts	(3,311,699)	—	—
Written options outstanding	—	(870,962)	—
Written swap options outstanding	—	(1,961,323)	—
Forward premium swap option contracts	—	658	—
TBA sale commitments	—	(154,036,108)	—
Interest rate swap contracts	—	(2,583,244)	—
Total return swap contracts	—	(49,777,791)	—
Credit default contracts	—	(16,105,043)	—

Totals by level	$(3,311,699)	$(226,989,028)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,625,528	$23,730,571
Foreign exchange contracts	5,986,999	7,642,214
Equity contracts	38,706,620	74,207,146
Interest rate contracts	10,858,575	23,654,372

Total	$63,177,722	$129,234,303

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$8,000,000
Purchased currency option contracts (contract amount)		$276,600,000
Purchased swap option contracts (contract amount)		$121,700,000
Written equity option contracts (contract amount)		$3,800,000
Written currency option contracts (contract amount)		$30,000,000
Written swap option contracts (contract amount)		$295,800,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$683,900,000
Centrally cleared interest rate swap contracts (notional)		$1,174,500,000
OTC total return swap contracts (notional)		$3,441,600,000
OTC credit default contracts (notional)		$127,900,000
Centrally cleared credit default contracts (notional)		$146,700,000
Warrants (number of warrants)		1,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018